Allowance for Probable Loan Losses (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest Recognized
Loans accounted for as troubled debt restructuring	$ 20,358,000	$ 29,395,000
Period of charge off for past due unsecured commercial loans	90 days
Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	31,255,000	11,982,000
Total impaired loans with no related allowance	44,638,000	71,023,000
Unpaid principal balance:
Total impaired loans with an allowance recorded	34,699,000	15,273,000
Total impaired loans with no related allowance recorded	45,986,000	73,728,000
Related Allowance	16,002,000	4,746,000
Average recorded investment:
Total impaired loans with an allowance recorded	31,244,000	35,076,000
Total impaired loans with no related allowance recorded	51,616,000	65,536,000
Interest Recognized
Total impaired loans with an allowance recorded	130,000	131,000
Total impaired loans with no related allowance recorded	374,000	323,000
Commercial | Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	17,178,000	1,633,000
Total impaired loans with no related allowance	17,005,000	31,135,000
Unpaid principal balance:
Total impaired loans with an allowance recorded	17,177,000	1,679,000
Total impaired loans with no related allowance recorded	17,023,000	31,170,000
Related Allowance	12,234,000	1,477,000
Average recorded investment:
Total impaired loans with an allowance recorded	18,019,000	21,126,000
Total impaired loans with no related allowance recorded	16,778,000	2,996,000
Interest Recognized
Total impaired loans with an allowance recorded	38,000	39,000
Total impaired loans with no related allowance recorded	2,000	4,000
Commercial real estate: other construction and land development | Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	6,818,000	3,671,000
Total impaired loans with no related allowance	7,158,000	24,989,000
Unpaid principal balance:
Total impaired loans with an allowance recorded	6,825,000	3,671,000
Total impaired loans with no related allowance recorded	7,187,000	25,160,000
Related Allowance	852,000	539,000
Average recorded investment:
Total impaired loans with an allowance recorded	6,058,000	6,608,000
Total impaired loans with no related allowance recorded	18,164,000	39,449,000
Interest Recognized
Total impaired loans with no related allowance recorded	74,000	141,000
Commercial real estate: farmland and commercial | Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	7,259,000	6,678,000
Total impaired loans with no related allowance	8,779,000	7,267,000
Unpaid principal balance:
Total impaired loans with an allowance recorded	10,697,000	9,923,000
Total impaired loans with no related allowance recorded	9,949,000	9,340,000
Related Allowance	2,916,000	2,730,000
Average recorded investment:
Total impaired loans with an allowance recorded	7,167,000	7,342,000
Total impaired loans with no related allowance recorded	7,313,000	16,536,000
Interest Recognized
Total impaired loans with an allowance recorded	92,000	92,000
Total impaired loans with no related allowance recorded		8,000
Commercial real estate: multifamily | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	295,000	353,000
Unpaid principal balance:
Total impaired loans with no related allowance recorded	295,000	353,000
Average recorded investment:
Total impaired loans with no related allowance recorded	322,000	381,000
Residential: first lien | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	6,153,000	3,656,000
Unpaid principal balance:
Total impaired loans with no related allowance recorded	6,258,000	3,984,000
Average recorded investment:
Total impaired loans with no related allowance recorded	4,860,000	2,876,000
Interest Recognized
Total impaired loans with no related allowance recorded	179,000	60,000
Residential: junior lien | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	3,206,000	1,850,000
Unpaid principal balance:
Total impaired loans with no related allowance recorded	3,226,000	1,944,000
Average recorded investment:
Total impaired loans with no related allowance recorded	2,347,000	1,939,000
Interest Recognized
Total impaired loans with no related allowance recorded	99,000	104,000
Consumer | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	1,606,000	1,326,000
Unpaid principal balance:
Total impaired loans with no related allowance recorded	1,612,000	1,330,000
Average recorded investment:
Total impaired loans with no related allowance recorded	1,380,000	1,193,000
Interest Recognized
Total impaired loans with no related allowance recorded	1,000
Foreign | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	436,000	447,000
Unpaid principal balance:
Total impaired loans with no related allowance recorded	436,000	447,000
Average recorded investment:
Total impaired loans with no related allowance recorded	452,000	166,000
Interest Recognized
Total impaired loans with no related allowance recorded	$ 19,000	$ 6,000